GENERAL	6 Months Ended
Jun. 30, 2015
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	SuperCom Ltd. (the “Company") is an Israeli resident company organized in 1988 in Israel. On January 24, 2013 the Company changed its name back to SuperCom Ltd, its original name, from Vuance Ltd. On September 12, 2013, the Company's ordinary shares were approved for listing on the NASDAQ Capital Market and began trading under the ticker symbol “SPCB” on September 17, 2013. Previously, the Company's ordinary shares traded on the OTCQB® electronic quotation service.

We are a global provider of traditional and digital identity solutions, providing advanced safety, identification, tracking and security products to governments and public organizations throughout the world. We offer three lines of solutions, our e-ID platform and solutions, from which we derive the majority of our revenue, our M2M/IoT suite and services and our Secure Mobile Payments (SMP) suite and solutions.

e-ID Platform and Solutions. Through our proprietary e-Government platforms and innovative solutions for traditional and biometrics enrollment, personalization, issuance and border control services, we have helped governments and national agencies design and issue secured multi-ID documents and robust digital identity solutions to their citizens and visitors. Our e-ID division engages in several activities and solutions, including the production of: (i) paper secured by different levels of security patterns (i.e., ultraviolet, holograms, etc.) and (ii) electronic identification secured by biometric data, principally used in connection with the issuance of national multi-ID documents (including IDs, passports, driver's licenses, vehicle permits, and visas), border control applications, national ID registries, electronic passports, biometric visas, automated fingerprint identification systems, digitized driver's licenses, and electronic voter registration and election management. Our solutions include MAGNA™, a complete end-to-end solution for the electronic identification documents and systems listed above. Customers of our e-ID division include governments in Europe, Asia and Africa. On December 26, 2013, we acquired the SmartID™ division of On Track Innovations Ltd., or OTI, including all contracts, software, other related technologies and IP assets. The SmartID division has an international presence, with a broad range of competitive and well-known e-ID solutions and technology. The acquisition significantly expanded the breadth of our e-ID capabilities globally, while providing us with market and technological experts, together with advanced ID software platforms and technologies.

M2M/IoT Suite and Services. Our M2M solutions are designed to reliably identify, track and monitor people or objects in real time, enabling our customers to detect the unauthorized movement of people, vehicles and other monitored objects. We provide RFID and mobile technology, accompanied by services specifically tailored to meet the requirements of electronic monitoring. Our propriety M2M suite of hybrid hardware and software components is the foundation of these products and services. This suite can be used in various industries, including healthcare and homecare, security and safety, community public safety, law enforcement, electronic monitoring, livestock monitoring and building and access automation. Our M2M division has primarily focused on growing three markets: (i) public safety, (ii) healthcare and homecare and (iii) animal and livestock management.

SMP Suite and Solutions. Our SMP division offers a product called SuperPayTM with a suite of solutions for advanced secure mobile payments and financial services, ranging from mobile wallet to mobile point of service (POS). SuperPayTM allows customers to securely make payments using a mobile device (smartphones, tablets or traditional 2G/3G handsets) and allows merchants to use a smartphone, tablet or any existing POS to receive secure mobile payments. SuperPayTM features an array of payment technologies including near field communication (NFC) using host card emulation (HCE), bluetooth low energy (BLE) and audio, and secures payment by using one-time password (OTP), biometric authentication, and SuperCom's proprietary SafeMoneyTM platform

As of June 30, 2015, the Company's principal activities were conducted mainly through SuperCom Ltd. and Supercom Inc. and through SuperCom Tanzania and SuperCom Panama, that were acquired in December 2013 as part of the acquisition of the SmartID division. The subsidiaries in Tanzania and Panama provide support and maintenance services to the Company's customers in these countries.

b.	On June 23, 2015, the Company closed a public offering whereby 2,415,000 shares of common stock were sold by the Company to the public (inclusive of 315,000 shares of common stock pursuant to the full exercise of an overallotment option granted to the underwriters). The aggregate net proceeds received by the Company from the offering were approximately $27.1 million, net of underwriting discounts and commissions and offering expenses payable by the Company.

c.	Concentration of risk that may have a significant impact on the Company:

In the first half of year 2015, the Company derived most of its revenues from 3 major customers. In year 2014, the Company derived most of its revenues from four major customers. Throughout the 2012 and 2013 periods the Company derived most of its revenues from one major customer.

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those particular services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results.